Expense Example	Apr. 06, 2026 USD ($)
Simplify Tax Aware Alternatives ETF | Simplify Tax Aware Alternatives ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	70
Simplify Tax Aware Diversified Income Strategy ETF | Simplify Tax Aware Diversified Income Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	$ 70